Advances to Suppliers	12 Months Ended
Mar. 31, 2023
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS

Note 8 – ADVANCES TO SUPPLIERS

Advances to suppliers consist of deposits, with or advances to, outside vendors for future inventory purchases. Most of the Company’s suppliers require a certain amount of money to be deposited with them as a guarantee that the Company will receive its purchase on a timely basis. This amount is refundable and bears no interest. As of March 31, 2023 and March 31, 2022, advance to suppliers consist of the following:

	March 31, 2023	March 31, 2022
Advance to suppliers	$362,047	$610,526
Less: reserve for vendor non-performance on advances	(219,630)	(38,949)
Advance to suppliers, net	$142,417	$571,577